LEASES (Tables)	12 Months Ended
Jun. 26, 2021
Leases [Abstract]
Schedule of lease cost

The below are the details of the lease cost and other disclosures regarding the Company’s leases as of June 26, 2021 and June 27, 2020:

	2021	2020

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$1,105,689	$2,752,022
Interest on Lease Liabilities	6,068,291	6,262,019
Operating Lease Cost	27,700,475	26,150,479

Total Lease Expenses	$34,874,455	$35,164,520

	2021	2020

Gain on Sale and Leaseback Transactions, Net	$-	$(704,207)
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases	$1,201,609	$1,785,282
Operating Cash Flows from Operating Leases	$21,318,700	$24,003,931
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$-	$45,614,041
Recognition of Right-of-Use Assets for Operating Leases	$-	$152,141,639

	2021	2020

Weighted-Average Remaining Lease Term (Years) - Finance Leases	46	48
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7	9
Weighted-Average Discount Rate - Finance Leases	17.88%	10.68%
Weighted-Average Discount Rate - Operating Leases	12.93%	12.15%

Schedule of future leases payments

Future lease payments under non-cancellable operating leases and finance leases as of June 26, 2021 are as follows:

Fiscal Year Ending	Operating Leases	Finance Leases

June 25, 2022	$23,810,699	$5,666,285
June 24, 2023	24,079,306	5,836,273
June 29, 2024	28,079,476	10,961,495
June 28, 2025	21,942,722	7,087,735
June 27, 2026	22,359,868	7,300,367
Thereafter	80,064,391	1,068,802,749

Total Lease Payments	200,336,462	1,105,654,904
Less Interest	(91,124,898)	(1,076,402,210)

Present Value of Lease Liability	$109,211,564	$29,252,694

Schedule of deferred gain

As of June 26, 2021 and June 27, 2020, the total deferred gain recorded for sale and leaseback transactions was as follows:

	2021	2020

Balance at Beginning of Year	$4,731,340	$5,297,965

Amortization	(566,629)	(566,625)

Balance at End of Year	4,164,711	4,731,340

Less Current Portion of Deferred Gain	(566,627)	(566,627)

Deferred Gain on Sale of Assets, Net of Current Portion	$3,598,084	$4,164,713